Investments (Tables)	12 Months Ended
Oct. 03, 2020
Investments [Abstract]
Investments	Investments consist of the following:

	October 3, 2020	September 28, 2019
Investments, equity basis	$2,632	$2,922
Investments, other	1,271	302
	$3,903	$3,224

Combined Financial Information for Equity Investments
A summary of combined financial information for equity investments is as follows:

Results of Operations:	2020	2019	2018

Revenues	$7,849	$9,405	$9,085
Net income (loss)	1,187	133	(152)

Balance Sheet	October 3, 2020	September 28, 2019	September 29, 2018

Current assets	$4,133	$3,350	$4,542
Non-current assets	6,776	9,666	9,998
	$10,909	$13,016	$14,540
Current liabilities	$2,224	$2,182	$3,197
Non-current liabilities	3,784	5,452	4,840
Redeemable preferred stock	—	—	1,362
Shareholders’ equity	4,901	5,382	5,141
	$10,909	$13,016	$14,540